Note 3 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Property, Plant and Equipment [Table Text Block]
(in thousands)	2016	2015
Furniture and equipment	$1,712	$1,585
Leasehold improvements	318	318
Total property and equipment	2,030	1,903
Less accumulated depreciation and amortization	(1,620)	(1,491)
Total property and equipment, net	$410	$412